Summary of Significant Accounting Policies: Management Estimates (Policies)	12 Months Ended
Dec. 31, 2011
Management Estimates:
Management Estimates

(g)            Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.